Cover	12 Months Ended
Jun. 30, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--06-30
Entity File Number	001-41975
Entity Registrant Name	ENERGYS GROUP LIMITED
Entity Central Index Key	0001971828
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Franklyn House
Entity Address, Address Line Two	Daux Road
Entity Address, Address Line Three	Billingshurst
Entity Address, City or Town	West Sussex
Entity Address, Country	GB
Entity Address, Postal Zip Code	RH149SJ
Title of 12(b) Security	Ordinary Shares, par value US$0.0001
Trading Symbol	ENGS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	14,250,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Energys Group Limited and its subsidiaries (collectively the “Company”) as of June 30, 2024 and 2025 and the related consolidated statements of loss and comprehensive loss, changes in shareholders’ (deficit) equity, and cash flows for each of the years in the three-year period ended June 30, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2024 and 2025, and the results of its operations and its cash flows for each of the three years in the period ended June 30, 2025, in conformity with accounting principles generally accepted in the United States of America
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Franklyn House
Entity Address, Address Line Two	Daux Road
Entity Address, Address Line Three	Billingshurst
Entity Address, City or Town	West Sussex
Entity Address, Country	GB
Entity Address, Postal Zip Code	RH149SJ
City Area Code	+44
Local Phone Number	1403 786212
Contact Personnel Name	Kevin Cox
Contact Personnel Email Address	kevin.cox@energysgroup.com